SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE BASED COMPENSATION [Abstract]
Summary of Stock Option Activity
			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2013	8,134,830	0.82
Granted	1,805,784	3.05
Exercised	(1,786,449)	0.14
Forfeited	(115,215)	2.91
Expired	—	—
Outstanding at December 31, 2014	8,038,950	1.44	6.19	77,658
Granted	615,624	3.38
Exercised	(3,015,872)	1.20
Forfeited	(56,926)	3.33
Expired	—	—
Outstanding at December 31, 2015	5,581,776	1.77	5.68	48,412
Granted	1,115,807	1.90
Exercised	(2,106,043)	1.46
Forfeited	(263,671)	2.98
Expired	—	—
Outstanding at December 31, 2016	4,327,869	1.88	5.84	56,743
Vested and expected to vest as of December 31, 2016	3,959,763	1.74	5.59	52,460
Exercisable as of December 31, 2016	2,536,418	1.17	4.09	35,045

Summary of Fair Value Assumptions
	Year Ended December 31,
	2014	2015	2016
	US$	US$	US$
Expected volatility	51.7%	62.3%-70.9%	63.5%-68.8%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.2	2.0	2.0
Risk-free interest rate per annum	3.81%	2.68%-2.99%	2.15%-3.18%
Estimated fair value of underlying ordinary shares (per share)	US$8.60	US$9.28-US$12.85	US$9.99-US$16.54

Schedule of Fair Values of the Options Granted
	Year Ended December 31,
	2014	2015	2016
	US$	US$	US$
Weighted average grant date fair value of option per share	6.35	9.16	10.17
Aggregate grant date fair value of options	11,468	5,641	11,352

Summary of Non-vested Shares Activity
		Weighted Average
	Number of Non-	Grant Date Fair
	vested Shares	Value
		US$
Outstanding as of December 31, 2013	-	-
Granted	29,724	9.38
Vested	(1,944)	13.95
Forfeited	-	-
Outstanding as of December 31, 2014	27,780	9.06
Granted	25,000	9.63
Vested	(27,780)	9.06
Forfeited	-	-
Outstanding as of December 31, 2015	25,000	9.63
Granted	20,000	10.82
Vested	(35,000)	9.97
Forfeited	-	-
Outstanding as of December 31, 2016	10,000	10.82